Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

July 28, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A of DWS Massachusetts Tax-Free Fund (the “Fund”), a series of DWS State Tax-Free Income Series (the “Trust”); (Reg. Nos. 002-81549 and 811-03657)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 52 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (“Amendment No. 52”).  Amendment No. 52 is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended.  The Prospectus and Statement of Additional Information for the Fund have been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission (the “Commission”) on May 18, 2011, in Post-Effective Amendment No. 51 under the Securities Act (“Amendment No. 51”).

As discussed with the staff (the “Staff”) of the Commission, Amendment No. 52 (i) responds to Staff comments received with respect to Amendment No. 51; (ii) brings the Fund’s financial statements and other information up to date under Section 10(a)(3) of the Securities Act; and (iii) makes such other non-material changes as may be appropriate.  A separate letter from the undersigned that responds to Staff comments received with respect to the Fund arising from the Staff’s review of Amendment No. 51 was filed on July 28, 2011 through the EDGAR system.

Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that Amendment No. 52 become effective on August 1, 2011.  No fees are required in connection with this filing.

Having reviewed Amendment No. 52, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing should be directed to the undersigned at 617-295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price